Revenue - Schedule of net revenue by geographical area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 81,764	$ 80,057	$ 69,823
Canada [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	86	52	269
United States [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	81,392	78,744	68,099
Europe
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 286	$ 1,261	$ 1,455